ACQUISITION OF BEADELL RESOURCES LIMITED - Amounts previously reported together with the revised amounts as if the accounting for the business combination had been accounted for as at Acquisition date (Details) - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Revenue	$ 132,974	$ 260,805	$ 198,653
Cost of sales
Production costs	99,547	136,633	157,137
Amortization and depletion	21,299	40,305	34,671
Share-based compensation	238
General and administrative expenses	8,574	12,926	17,557
Exploration, evaluation, and development expenses	10,148	13,295	24,026
Impairment of goodwill	38,682		38,682
Business acquisition costs	2,863		2,923
Care and maintenance costs	599	693	795
Finance and other expense	13,088	(52,828)	(13,140)
Loss before income taxes	(62,064)	4,125	(90,278)
Income tax expense	891	3,791	744
Net loss for the year	(62,955)	$ 334	$ (91,022)
Preliminary Purchase Price Allocation
Disclosure of detailed information about business combination [line items]
Revenue	132,974
Cost of sales
Production costs	97,051
Amortization and depletion	21,238
Share-based compensation	238
General and administrative expenses	8,574
Exploration, evaluation, and development expenses	10,148
Business acquisition costs	2,863
Care and maintenance costs	599
Finance and other expense	12,280
Loss before income taxes	(20,017)
Income tax expense	891
Net loss for the year	(20,908)
Adjustments
Cost of sales
Production costs	2,496
Amortization and depletion	61
Impairment of goodwill	38,682
Finance and other expense	808
Loss before income taxes	(42,047)
Net loss for the year	$ (42,047)